Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

33. Related party transactions

Nokia has related party transactions with pension funds, associated companies and joint ventures, and the management and the Board of Directors. Transactions and balances with companies over which Nokia exercises control are eliminated on consolidation. Refer to Note 2, Significant accounting policies, and Note 30, Principal Group companies.

Transactions with pension funds

Nokia has borrowings of EUR 40 million (EUR 43 million in 2020) from Nokia Unterstützungsgesellschaft mbH, Nokia’s German pension fund, a separate legal entity. The loan bears interest at the rate of 6% per annum and its duration is pending until further notice by the loan counterparties even though they have the right to terminate the loan with a 90-day notice. In 2020, an amendment in the loan agreement was reached allowing an off-set to the loan balance of contributions, interest and benefit payments paid. The loan is included in short-term interest-bearing liabilities in the consolidated statement of financial position. For more information on Nokia’s pension plans, refer to Note 25, Pensions and other post-employment benefits.

Transactions with associated companies and joint ventures

EURm	2021	2020	2019
Share of results	9	22	12
Dividend income	8	5	6
Share of shareholders' equity	243	233	165
Sales	87	115	153
Purchases	(144)	(177)	(193)
Trade receivables	45	31	22
Trade payables	(29)	(26)	(38)

Nokia has a financing commitment of EUR 4 million (EUR 6 million in 2020) to an associated company.

In 2016, Nokia engaged in a strategic agreement with HMD Global Oy based on which Nokia determined that it exercised significant influence over HMD Global Oy despite holding no voting power in it. The agreement covers branding rights and intellectual property licensing to grant HMD Global Oy an exclusive global license to create Nokia-branded mobile phones and tablets for ten years. In 2019, Nokia granted a convertible loan of EUR 60 million to HMD Global Oy containing both a mandatory equity conversion element, and a call option held by Nokia, to convert the loan into equity interest in HMD Global Oy. In 2020, Nokia acquired an ownership interest in HMD Global Oy as a result of the equity conversion of the convertible loan and recorded an investment in associated companies of EUR 63 million.

Management compensation

Compensation information for the President and CEO:

EUR	Base salary/fee	Cash incentive payments	Share-based payment expenses(1)	Pension expenses	Total(2)
2021
Pekka Lundmark	1 300 000	2 975 781	4 263 505	589 873	9 129 159
2020
Pekka Lundmark, from 1 August 2020	541 667	573 068	1 063 164	211 050	2 388 949
Rajeev Suri, until 31 July 2020(3)	759 365	945 697	1 276 825	341 591	3 323 478
2019
Rajeev Suri	1 300 000	637 163	2 265 547	353 846	4 556 556
(1)Represents the expense for all outstanding equity grants recorded during the year.
(2)	Additionally, the CEO has received EUR 35 731 (EUR 80 244 in 2020 and EUR 118 619 in 2019) other compensation such as telephone, car, driver, mobility, tax compliance support and medical insurance.

(3) Upon stepping down from his role as CEO in 2020, Nokia recorded termination benefits, EUR 5 122 317, for Rajeev Suri according to terms of his exit agreement. During 2021, the details of Rajeev Suri’s exit agreement were revised and incentive payout factor was finalized, resulting into a credit of EUR 96 201 recorded to the income statement in 2021.

Total remuneration awarded to the Group Leadership Team for their time as members of the Group Leadership Team:

EURm	2021	2020	2019
Short-term benefits	20	27	24
Post-employment benefits(1)	2	2	1
Share-based payments	12	9	8
Termination benefits(2)	–	10	–
Total	34	48	33

(1)The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.

(2)	Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.

Board of Directors’ compensation

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2021			2020			2019
	Annual	Meeting	Shares	Annual	Meeting	Shares	Annual	Meeting	Shares
	fee(1)	fees(2)	received(3)	fee(1)	fees	received(3)	fee(1)	fees	received(3)
	EUR	EUR	number	EUR	EUR	number	EUR	EUR	number
Sari Baldauf, Chair	440 000	–	43 711	440 000	5 000	48 523	185 000	12 000	16 261
Kari Stadigh, Vice Chair(4)	200 000	7 000	19 868	185 000	11 000	20 401	160 000	12 000	14 063
Bruce Brown(4)(5)	200 000	7 000	19 868	190 000	22 000	20 953	190 000	27 000	16 700
Thomas Dannenfeldt(5)(6)	185 000	7 000	18 378	175 000	–	19 299	–	–	–
Jeanette Horan(5)(6)	185 000	7 000	18 378	175 000	20 000	19 299	175 000	22 000	15 382
Louis R. Hughes	–	–	–	–	–	–	–	22 000	–
Edward Kozel(5)(6)	195 000	7 000	19 372	195 000	17 000	21 504	195 000	20 000	17 140
Elizabeth Nelson	–	–	–	175 000	17 000	19 299	175 000	25 000	15 382
Olivier Piou	–	–	–	–	11 000	–	175 000	14 000	15 382
Risto Siilasmaa	–	–	–	–	–	–	440 000	–	38 675
Søren Skou(4)	175 000	7 000	17 385	160 000	11 000	17 644	160 000	–	14 063
Carla Smits-Nusteling(6)	190 000	9 000	18 875	190 000	17 000	20 953	190 000	20 000	16 700
Total	1 770 000	51 000		1 885 000	131 000		2 045 000	174 000

(1)   Annual fees consist of Board member fees and Committee chair and member fees.

(2)   Meeting fees include all meeting fees paid for the term that ended at the Annual General Meeting held on 8 April 2021, and meeting fees accrued and paid in 2021 for the term that began at the same meeting.

(3)   Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately 60% is paid in cash.

(4)   Annual fees in 2021 include EUR 30 000 for Bruce Brown as Chair and EUR 15 000 for Søren Skou and Kari Stadigh as members of the Personnel Committee.

(5)   Annual fees in 2021 include EUR 20 000 for Edward Kozel as Chair and EUR 10 000 for Bruce Brown, Thomas Dannenfeldt and Jeanette Horan as members of the Technology Committee.

(6)   Annual fees in 2021 include EUR 30 000 for Carla Smits-Nusteling as Chair and EUR 15 000 for Thomas Dannenfeldt, Jeanette Horan, and Edward Kozel as members of the Audit Committee.

Transactions with the Group Leadership Team and the Board of Directors

No loans were granted to the members of the Group Leadership Team and the Board of Directors in 2021, 2020 or 2019.

Terms of termination of employment of the President and CEO

Rajeev Suri stepped down from his position as President and CEO on 31 July 2020. Nokia’s Board of Directors appointed Pekka Lundmark as President and CEO of Nokia and he started in his new role on 1 August 2020.

The President and CEO, Pekka Lundmark, may terminate his service agreement at any time with 12 months’ prior notice. The President and CEO would either continue to receive salary and benefits during the notice period or, at Nokia’s discretion, a lump sum of equivalent value. Additionally, the President and CEO would be entitled to any short- or long-term incentives that would normally vest during the notice period. Any unvested equity awards would be forfeited after termination.

In the event that the President and CEO terminates his service agreement based on a final arbitration award demonstrating Nokia’s material breach of the service agreement, he is entitled to a severance payment equaling up to 12 months of compensation, including annual base salary, benefits and target incentive. Any unvested equity awards would be forfeited after termination.